Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,226,571.82
Total Fee Amount	997.99
Total Offset Amount	0.00
Net Fee	$ 997.99
Offering Table N/A
Offset Table N/A	N/A